Other current receivables (Details) - EUR (€) € in Thousands	Sep. 30, 2022	Mar. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Input VAT	€ 8,794	€ 9,541
DCC receivables	17,829	7,763
Advances and deposits	3,993	3,482
Withholding taxes	2,455	2,247
Others	571	1,075
Government grants	1,268	1,726
Other current receivables	€ 34,910	€ 25,834